Company Business - Significant Investments in Subsidiaries (Details) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Oct. 07, 2022	Apr. 30, 2010	Dec. 31, 2022	Dec. 31, 2022 USD ($) shares		Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares
Disclosure Of Parent Entity Information [line items]
Economic ownership percentage				14.80%		14.80%	14.80%
Controlling interest				$ 1,228	[1]	$ 23,909	$ 28,495	$ (1,930)
Series D shares
Disclosure Of Parent Entity Information [line items]
Weighted average number of shares for basic earnings per share (in shares)				8,625,920		8,625,920	8,630,540	8,633,380
Effect of dilution associated with non-vested shares for share based payment plans (in shares)				18,790		18,790	14,170	11,330
Weighted average number of ordinary shares used in calculating diluted earnings per share				8,644,710		8,644,710	8,644,710	8,644,710
Dividend rights per series				125.00%		125.00%	125.00%	125.00%
Weighted average number of shares further adjusted to reflect dividend rights (in shares)				10,805,890		10,805,890	10,805,890	10,805,890
Basic earnings (loss) per share from continuing operations | $ / shares						$ 1.49	$ 1.78	$ (0.12)
Diluted earnings (loss) per share from continuing operations | $ / shares						$ 1.49	$ 1.78	$ (0.12)
Allocation of earnings, weighted				53.89%		53.89%	53.89%	53.89%
Controlling interest | $						$ 12,884	$ 15,356	$ (1,040)
Heineken investment
Disclosure Of Parent Entity Information [line items]
Economic ownership percentage		20.00%		14.76%		14.76%	14.76%
Coca-Cola FEMSA
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				47.20%		47.20%	47.20%
Percentage of voting share in subsidiary				56.00%		56.00%	56.00%
Percentage of shares traded as american depositary shares				25.00%		25.00%
Coca-Cola FEMSA | The Coca-Cola company
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				27.80%		27.80%
Proximity Division - Americas
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				100.00%		100.00%	100.00%
Proximity Europe
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				98.15%		98.15%
Fuel Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				100.00%		100.00%	100.00%
Health Division
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				100.00%		100.00%	100.00%
Other businesses
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary				100.00%		100.00%	100.00%
Valora
Disclosure Of Parent Entity Information [line items]
Percentage of ownership interest of subsidiary	96.87%		98.15%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3